Exhibit 99.2 Schedule 2

Exception Detail

Run Date - 09/08/2022 3:34:14 PM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
1357485	XXXXXXXXXX	XXXXXXXXXXXX	6670515	72	XXXXXXXXXX	Credit	Closing Package		Closing Package -		Occupancy is XXXXXXXXXX XXX loan is a XXXXXXXX XXXXXXX XXXXXXX then file must contain a borrower signed XXXXXXXX XXXXXXX XXXXXXXXX.	Information provided			02/24/2022			A	1	XXXXXXXXXX	CA	I	13	C	A	C	A	N/A	N/A	A	A		Exempt	1
1372806	XXXXXXXXXX	XXXXXXXXXX	6743823	330	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		XXXXX rental income of $XXXX and $XXXX per month totaling $XXXX for both units documented with copies of lease agreements, borrower XXX and X most recent months XXXX statements showing variable deposits of $XXXX, in XX/XX, $XXXX in XX/XXXX and $XXXX in X/XXXX.		The exception for the documentation of rental for XXXX calculation was approved XXXXXXXXXXXX factors are as follows: A credit score is XXX, the program requires XXX XXXXXXXX are XX.XX months program requirement of X months with X other financed investments. XXXX is X.XX program requirement is X.XX XXX borrower has been employed as a XXXXXX at XXXXX XXXXX XXX XXXXXXX XXXXXX for the past XX years XXX borrower has X open and X closed mortgages reporting XXXX since inceptions XX public records	Reviewer 03/28/2022 02:35 PM; Approved and signed off on by XXXXXXX XXXXXXX Reviewer 03/28/2022 03:30 PM; Approved and signed off on by XXXXXXX XXXXXXX			03/25/2022	B	2	XXXXXXXXXX	CA	I	13	C	B	C	B	N/A	N/A	A	A		Exempt	1
1373471	XXXXXXXXXX	XXXXXXXXXX	6745518	340	XXXXXXXXXX	Credit	UW Other		UW Other - UW - Insurance Missing (MI or Project)		XXXX is missing evidence of XXX policy for subject property. XXXXXX policy provided did not indicate walls-in coverage.	Received			03/30/2022			A	1	XXXXXXXXXX	CA	I	1	D	A	D	A	N/A	N/A	A	A		Exempt	1
1373471	XXXXXXXXXX	XXXXXXXXXX	6744444	957	XXXXXXXXXX	Credit	Closing Package		Closing Package - First Payment Letter Missing or Incorrect		XXXXX XXXXXXX XXXXXX in file does not match the calculated payment.	Information provided			03/29/2022			A	1	XXXXXXXXXX	CA	I	1	D	A	D	A	N/A	N/A	A	A		Exempt	1